Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Changes in fair value of cash flow hedges during the period - pretax	$ (3,573)	$ (2,917)	$ 5,072
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	1,417	1,346	(21,171)
Changes in fair value of cash flow hedges during the period, OCI net of tax	(2,156)	(1,571)	(16,099)
Reclassification adjustments - pretax	29,120	25,449	18,947
Reclassification adjustments - tax effect	(8,385)	(7,393)	(4,968)
Reclassification adjustments - net	20,735	18,056	13,979
Total other comprehensive income (loss) relating to cash flow hedges, pretax	25,547	22,532	24,019
Total other comprehensive income (loss) relating to cash flow hedges, tax effect	(6,968)	(6,047)	(26,139)
Total other comprehensive income (loss) relating to cash flow hedges, OCI net of tax	18,579	16,485	(2,120)
Foreign-currency translation adjustment - pretax	(421,789)	(114,439)	63,803
Foreign-currency translation adjustment - net	(415,703)	(112,395)	63,982
Adjustments related to pension obligations - net	(140,032)	37,436	(68,208)
Other comprehensive income (loss) - tax effect	68,161	(33,600)	8,831
Other comprehensive income (loss), net of tax	$ (543,242)	$ (60,518)	$ (6,525)